Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Components of Lease Expense
The components of lease expense consist of the following:

(In thousands)	For the Year Ended December 31, 2019
Operating lease cost:
Cost of sales	$1,188
Selling, general and administrative	3,108
Variable lease cost (1)	698
Short-term lease cost	147
Sublease income	(110)
Total	$5,031

(1)	Variable lease cost primarily includes elements of a contract that do not represent a good or service, but for which the lessee is responsible for paying.

Operating Lease Assets and Liabilities
Supplemental balance sheet information related to leases consist of the following as of:

(In thousands)	December 31, 2019
Assets:
Right of use assets	$14,490
Total leased assets	$14,490

Liabilities:
Current lease liabilities (1)	$2,453
Long-term lease liabilities	13,262
Total lease liabilities	$15,715

(1)	Reported within accrued liabilities on the consolidated balance sheet.

Operating Lease Weighted-Average Remaining Lease Term and Discount Rate
December 31, 2019
Consolidated weighted average remaining lease term - operating leases	8.7 years
Consolidated weighted average discount rate - operating leases	6.66%

Maturities of Lease Liabilities
As of December 31, 2019, future maturities of lease liabilities consist of the following:

Year	Payments (in thousands)
2020	$3,534
2021	3,207
2022	2,600
2023	2,179
2024	1,387
Thereafter	8,401
Total lease payments	21,308
Less: Imputed interest	5,593
Present value of lease liabilities	$15,715